ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss recognized on classification as held for sale		$ 0
Fresh Vegetables current assets held for sale	$ 332,042	414,457
Fresh Vegetables current liabilities held for sale	244,669	291,342
Derecognized trade receivables under facilitates with recourse provisions	255,000	246,800
DFV [Domain]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Derecognized trade receivables under facilitates with recourse provisions	62,200	62,400
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	1,702	1,425
Current receivables, net1	12,721	15,633
Inventories, net	32,259	35,266
Prepaid expenses and other current assets	6,724	5,724
Property, plant and equipment, net	248,545	230,292
Operating lease right-of-use assets	115,917	107,390
Other noncurrent assets	19,060	18,727
Loss recognized on classification as held for sale	104,886
Total Fresh Vegetables assets held for sale	332,042	414,457
Fresh Vegetables current assets held for sale	332,042	414,457
Fresh Vegetables non-current assets held for sale	0	0
Accounts payable	61,646	69,998
Accrued and other current liabilities	75,185	82,019
Operating lease liabilities	70,541	87,477
Deferred tax liabilities, net	19,783	34,005
Other long-term liabilities	17,514	17,843
Disposal Group, Including Discontinued Operation, Liabilities	244,669	291,342
Fresh Vegetables current liabilities held for sale	244,669	291,342
Fresh Vegetables non-current liabilities held for sale	$ 0	$ 0